Acquisitions - Summary of Transaction Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Business Combinations [Abstract]
Transaction Costs	$ 65
Integration Related Costs	104
Severance Payments	180
Total transaction costs	$ 349